UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund II

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 10.6%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$789,742
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	2,500	2,607,225

		$3,396,967

Education — 34.1%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$122,333
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	665,155
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	2,000	2,374,760
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,372,002
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,350,187
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	2,000	2,339,440
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	110,530
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	630,136
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	351,624
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,000	1,073,190
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	577,557

		$10,966,914

Electric Utilities — 4.1%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,315,104

		$1,315,104

Escrowed/Prerefunded — 7.6%
Metropolitan Transportation Authority, Prerefunded to 11/15/20, 5.00%, 11/15/34	$2,000	$2,154,360
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	300	304,107

		$2,458,467

General Obligations — 8.0%
New York, 5.00%, 2/15/34(1)	$1,000	$1,074,760
New York City, 5.00%, 8/1/34(1)	1,350	1,509,975

		$2,584,735

Hospital — 4.3%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$142,391
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	189,830

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.375%, 7/1/34(1)	$500	$531,185
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	490	528,073

		$1,391,479

Housing — 11.3%
New York City Housing Development Corp., 3.80%, 11/1/43	$825	$829,414
New York City Housing Development Corp., 4.05%, 11/1/41	330	337,339
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	675	622,755
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	514,895
New York Mortgage Agency, 3.60%, 10/1/34	515	521,546
New York Mortgage Agency, 3.90%, 10/1/36	810	822,239

		$3,648,188

Industrial Development Revenue — 1.5%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$472,834

		$472,834

Insured – Education — 3.8%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$290,832
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	345	356,527
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	545	563,879

		$1,211,238

Insured – Electric Utilities — 3.2%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$516,550
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	518,810

		$1,035,360

Insured – Escrowed/Prerefunded — 3.6%
Hoosic Valley Central School District, (AGC), Prerefunded to 6/15/19, 4.00%, 6/15/23	$250	$255,872
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	905	916,883

		$1,172,755

Insured – General Obligations — 3.5%
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	$185	$185,363
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	190,391
Oyster Bay, (AGM), 4.00%, 8/1/28	725	761,721

		$1,137,475

Insured – Hospital — 1.6%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$501,555

		$501,555

Insured – Other Revenue — 3.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$952,755

		$952,755

Security	Principal Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 4.6%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$544,435
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	650,896
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	270,950

		$1,466,281

Lease Revenue/Certificates of Participation — 1.8%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$500	$570,525

		$570,525

Other Revenue — 18.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$674,333
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	500	549,105
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	2,200	2,560,118
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,053,719

		$5,837,275

Special Tax Revenue — 18.7%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$280	$303,842
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	220	238,416
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,061,108
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	650	699,738
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,140,064
New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	530	560,581

		$6,003,749

Senior Living/Life Care — 0.8%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$20	$22,746
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	50	58,135
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	30	35,157
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	125	142,421

		$258,459

Transportation — 13.3%
Metropolitan Transportation Authority, 4.00%, 11/15/42	$1,240	$1,276,679
Nassau County Bridge Authority, 5.00%, 10/1/35	350	370,860
Nassau County Bridge Authority, 5.00%, 10/1/40	65	68,757
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	924,017
Port Authority of New York and New Jersey, 5.00%, 10/15/36	30	34,702
Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	1,200	1,388,064
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	200	202,344

		$4,265,423

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 7.1%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	$2,000	$2,271,940

		$2,271,940

Total Tax-Exempt Investments — 164.7% (identified cost $51,134,264)		$52,919,478

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (17.8)%		$(5,717,804)

Other Assets, Less Liabilities — (46.9)%		$(15,077,474)

Net Assets Applicable to Common Shares — 100.0%		$32,124,200

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 14.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 5.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$52,919,478	$—	$52,919,478
Total Investments	$—	$52,919,478	$—	$52,919,478

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In April 2018, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance New York Municipal Bond Fund (New York Municipal Bond Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares of New York Municipal Bond Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018